Trade and other payables (Tables)	12 Months Ended
Sep. 30, 2025
Trade and other payables
Schedule of trade and other current payables

	2025	2024	2023
	$'000	$'000	$'000
Current liabilities
Trade payables	47	9,009	11,788
Other tax and social security	3,167	439	1,471
Other creditors	774	593	733
Accruals	3,203	1,866	4,821
Deferred income	444	4	18
Total	7,635	11,911	18,831

Schedule of trade and other non-current payables

	2025	2024	2023
	$'000	$'000	$'000
Non-current Liabilities
Trade payables	—	2,000	—
Deferred government grants	—	—	23
	—	2,000	23